Regulatory Assets and Liabilities (ROE of People Gas System Division) (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Public Utilities, General Disclosures [Line Items]
Regulatory Assets | CAD		CAD 1,322		CAD 699
Regulatory Assets, Current | CAD		80		94
Environmental remediations [Member]
Public Utilities, General Disclosures [Line Items]
Regulatory Assets | CAD		CAD 49		CAD 0
Peoples Gas System Division [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	10.75%
Peoples Gas System Division [Member] | Environmental remediations [Member]
Public Utilities, General Disclosures [Line Items]
Reduction in annual depreciation	$ 16
Regulatory Assets			$ 32
Regulatory Assets, Current			$ 21
Depreciation	$ 16
Peoples Gas System Division [Member] | Maximum [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	11.75%
Public Utilities, Approved Equity Capital Structure, Percentage	11.75%
Peoples Gas System Division [Member] | Minimum [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	9.75%
Public Utilities, Approved Equity Capital Structure, Percentage	9.25%
Peoples Gas System Division [Member] | Mid Point [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Equity Capital Structure, Percentage	10.75%